SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

13.SUBSEQUENT EVENTS

The Company evaluated subsequent events through the date the consolidated financial statements were issued, for events requiring adjustment to or disclosure in these consolidated financial statements. Except as discussed below, there were no events that require adjustment to or disclosure in these condensed consolidated financial statements.

On April 15, 2026, the Company entered into a limited waiver under the Loan Agreement that, among other things, waived certain existing defaults, including the Company’s failure to maintain the required Minimum Trailing Three-Month Net Originations covenant as of March 31, 2026 and certain charge-off related triggers, and related impacts to the advance rate.

On May 5, 2026, the Company entered into a limited waiver under the Loan Agreement that, among other things, waived certain existing defaults, including the Company’s failure to maintain the required Minimum Trailing Three-Month Net Originations covenant as of April 30, 2026.

14.	SUBSEQUENT EVENTS

The Company evaluated subsequent events through the date the consolidated financial statements were issued, for events requiring adjustment to or disclosure in these consolidated financial statements. Except as discussed below, there were no events that require adjustment to or disclosure in these consolidated financial statements.

On each of January 15, 2026, February 13, 2026, and March 9, 2026, the Company entered into limited waivers under the Loan agreement that, among other things, waived the Company’s failure to maintain the required Minimum Trailing Three-Month Net Originations as of December 31, 2025, January 31, 2026 and February 28, 2026, respectively, as required by the Loan Agreement.